Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Principal Accounting Policies
Estimated useful lives of property and equipment
Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheet

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows (in thousands).

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cash and cash equivalents	310,669	202,694	362,862	55,771
Restricted cash	125,000	354,602	336,700	51,750

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	435,669	557,296	699,562	107,521